Advances to Suppliers, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Battery Packs [Member]
Advances to Suppliers, Net (Details) [Line Items]
Prepayment on purchase of assets	$ 6,792,879	$ 4,171,941
Intelligent Robots [Member]
Advances to Suppliers, Net (Details) [Line Items]
Prepayment on purchase of assets	6,717,654
Two Suppliers [Member]
Advances to Suppliers, Net (Details) [Line Items]
Prepayment on purchase of assets	$ 741,019	$ 2,528,573